CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 3.8%
Verizon Communications Inc.	825,000	$45,482,250

Media - 3.0%
Comcast Corp., Class A Shares	500,000	19,490,000
Gray Television Inc.	750,000	10,462,500	*
ViacomCBS Inc., Class B Shares	300,000	6,996,000

Total Media		36,948,500

TOTAL COMMUNICATION SERVICES		82,430,750

CONSUMER DISCRETIONARY - 6.7%
Diversified Consumer Services - 0.8%
Service Corp. International	250,000	9,722,500

Hotels, Restaurants & Leisure - 0.9%
Melco Resorts & Entertainment Ltd., ADR	400,000	6,208,000
Six Flags Entertainment Corp.	250,000	4,802,500

Total Hotels, Restaurants & Leisure		11,010,500

Household Durables - 0.9%
Sony Corp., ADR	150,000	10,369,500

Specialty Retail - 4.1%
AutoZone Inc.	22,500	25,382,700	*
Foot Locker Inc.	250,000	7,290,000
Murphy USA Inc.	150,000	16,888,500	*

Total Specialty Retail		49,561,200

TOTAL CONSUMER DISCRETIONARY		80,663,700

CONSUMER STAPLES - 9.3%
Food & Staples Retailing - 1.7%
Sprouts Farmers Market Inc.	800,000	20,472,000	*

Food Products - 2.4%
Conagra Brands Inc.	500,000	17,585,000
Sanderson Farms Inc.	100,000	11,589,000

Total Food Products		29,174,000

Household Products - 2.0%
Reynolds Consumer Products Inc.	700,002	24,318,069

Personal Products - 3.2%
Unilever PLC	705,585	38,043,401	(a)

TOTAL CONSUMER STAPLES		112,007,470

ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
EQT Corp.	1,100,000	13,090,000
Kinder Morgan Inc.	2,500,000	37,925,000

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2020 Quarterly Report	1

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pioneer Natural Resources Co.	135,000	$13,189,500
Suncor Energy Inc.	1,200,000	20,232,000

TOTAL ENERGY		84,436,500

FINANCIALS - 22.2%
Banks - 8.5%
Citigroup Inc.	750,000	38,325,000
KeyCorp	1,400,000	17,052,000
US Bancorp	600,000	22,092,000
Wells Fargo & Co.	1,000,000	25,600,000

Total Banks		103,069,000

Consumer Finance - 5.3%
OneMain Holdings Inc.	1,050,000	25,767,000
Synchrony Financial	1,700,000	37,672,000

Total Consumer Finance		63,439,000

Diversified Financial Services - 2.7%
Equitable Holdings Inc.	625,000	12,056,250
Voya Financial Inc.	450,000	20,992,500

Total Diversified Financial Services		33,048,750

Insurance - 4.5%
American International Group Inc.	800,000	24,944,000
Fairfax Financial Holdings Ltd.	28,968	8,946,477
First American Financial Corp.	235,000	11,284,700
Progressive Corp.	110,000	8,812,100

Total Insurance		53,987,277

Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	1,700,000	13,923,000

TOTAL FINANCIALS		267,467,027

HEALTH CARE - 16.4%
Biotechnology - 3.4%
AbbVie Inc.	170,000	16,690,600
Alexion Pharmaceuticals Inc.	220,000	24,692,800	*

Total Biotechnology		41,383,400

Health Care Providers & Services - 3.0%
Covetrus Inc.	930,000	16,637,700	*
CVS Health Corp.	300,000	19,491,000

Total Health Care Providers & Services		36,128,700

Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	500,000	29,400,000

See Notes to Schedule of Investments.

2	ClearBridge All Cap Value Fund 2020 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Johnson & Johnson	450,000	$63,283,500
Merck & Co. Inc.	350,000	27,065,500
Total Pharmaceuticals		119,749,000

TOTAL HEALTH CARE		197,261,100

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.0%
General Dynamics Corp.	80,000	11,956,800

Building Products - 3.2%
Johnson Controls International PLC	700,000	23,898,000
Owens Corning	275,000	15,334,000

Total Building Products		39,232,000

Electrical Equipment - 0.6%
Sensata Technologies Holding PLC	180,000	6,701,400	*

Industrial Conglomerates - 1.0%
Honeywell International Inc.	85,000	12,290,150

Machinery - 2.0%
Allison Transmission Holdings Inc.	280,000	10,298,400
Stanley Black & Decker Inc.	100,000	13,938,000

Total Machinery		24,236,400

Trading Companies & Distributors - 0.9%
GATX Corp.	180,000	10,976,400

TOTAL INDUSTRIALS		105,393,150

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.1%
Arista Networks Inc.	65,000	13,651,950	*

IT Services - 2.4%
DXC Technology Co.	1,000,000	16,500,000
Euronet Worldwide Inc.	125,000	11,977,500	*

Total IT Services		28,477,500

Software - 1.8%
Oracle Corp.	400,000	22,108,000

Technology Hardware, Storage & Peripherals - 1.9%
NetApp Inc.	200,000	8,874,000
Western Digital Corp.	300,000	13,245,000

Total Technology Hardware, Storage & Peripherals		22,119,000

TOTAL INFORMATION TECHNOLOGY		86,356,450

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2020 Quarterly Report	3

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY		SHARES	VALUE
MATERIALS - 3.9%
Chemicals - 1.7%
Corteva Inc.		400,000	$10,716,000
DuPont de Nemours Inc.		175,000	9,297,750

Total Chemicals			20,013,750

Metals & Mining - 2.2%
Nucor Corp.		250,000	10,352,500
Wheaton Precious Metals Corp.		370,000	16,298,500
Total Metals & Mining			26,651,000

TOTAL MATERIALS			46,664,750

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Homes 4 Rent, Class A Shares		900,000	24,210,000
Weyerhaeuser Co.		617,482	13,868,646

TOTAL REAL ESTATE			38,078,646

UTILITIES - 6.6%
Electric Utilities - 2.8%
Exelon Corp.		930,000	33,749,700

Independent Power and Renewable Electricity Producers - 3.3%
AES Corp.		1,700,000	24,633,000
Vistra Energy Corp.		800,000	14,896,000

Total Independent Power and Renewable Electricity Producers			39,529,000

Multi-Utilities - 0.5%
DTE Energy Co.		55,000	5,912,500

TOTAL UTILITIES			79,191,200

TOTAL COMMON STOCKS (Cost - $1,113,135,360)			1,179,950,743

	RATE
PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG (Cost - $11,837,446)	4.860%	70,000	10,585,974	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,124,972,806)			1,190,536,717

See Notes to Schedule of Investments.

4	ClearBridge All Cap Value Fund 2020 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.042%	11,271,036	$11,271,036
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.090%	2,817,759	2,817,759	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,088,795)			14,088,795

TOTAL INVESTMENTS - 99.9% (Cost - $1,139,061,601)			1,204,625,512
Other Assets in Excess of Liabilities - 0.1%			638,171

TOTAL NET ASSETS - 100.0%			$1,205,263,683

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2020, the total market value of investments in Affiliated Companies was $2,817,759 and the cost was $2,817,759 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$73,964,069	$38,043,401	—	$112,007,470
Other Common Stocks	1,067,943,273	—	—	1,067,943,273
Preferred Stocks	—	10,585,974	—	10,585,974

Total Long-Term Investments	1,141,907,342	48,629,375	—	1,190,536,717

Short-Term Investments†	14,088,795	—	—	14,088,795

Total Investments	$1,155,996,137	$48,629,375	—	$1,204,625,512

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended June 30, 2020. The following transactions were effected in shares of such company for the period ended June 30, 2020.

	Affiliate Value at September 30, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$32,990,625	32,990,625	$30,172,866	30,172,866	—	$39,607	—	$2,817,759

8